Goodwill and Intangible Assets (Schedule of Goodwill) (Details) $ in Millions	3 Months Ended
	Mar. 31, 2015 USD ($)
Goodwill [Roll Forward]
Beginning balance	$ 45.9	[1]
DCG Acquisition	249.6
Ending balance	295.5	[1]
Operating Segments | Dominion Energy
Goodwill [Roll Forward]
Beginning balance	45.9	[1]
DCG Acquisition	249.6
Ending balance	295.5	[1]
Operating Segments | Corporate and Other
Goodwill [Roll Forward]
Beginning balance	0.0	[1]
DCG Acquisition	0.0
Ending balance	$ 0.0	[1]

[1]	There are no accumulated impairment losses.